Schedule of Income Tax (Benefit) Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal
State	(8)	(19)
Foreign		10
Current income tax expense	(8)	(9)
Federal
State
Foreign
Deferred income tax provision
Benefit for income taxes, net	$ (8)	$ (9)